united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22756

Advisors Preferred Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 6/30/16

Item 1. Reports to Stockholders.

Semi - Annual Report
June 30, 2016

Investor Class Shares (QGLDX)
Advisor Class Shares (QGLCX)

1-855-650-QGLD(7453)
www.advisorspreferred.com

Distributed by Ceros Financial Services, Inc.

August 11, 2016

Dear Shareholders,

This Annual Report for The Gold Bullion Strategy Portfolio (“Portfolio”) covers the period from January 1, 2016 to June 30, 2016. Flexible Plan Investments, Ltd. serves as the sub-advisor to The Gold Bullion Strategy Portfolio. During the period, the Fund returned 25.63%, compared with a return of 24.34% in the S&P GSCI Gold Index, while the S&P 500 TR Index returned 3.84%. The sub-index of the S&P GSCI provides investors with a reliable and publicly available benchmark tracking the COMEX gold future.

Gold enjoyed a strong run in the first half of 2016 demonstrating its ability to provide a potential safe-haven amidst market turmoil and uncertain geopolitical environments. Market conditions were volatile in the period. Investors’ were concerned with the outlook for worldwide economic growth, further increasing geopolitical risk including terrorism, and the lead-up and ultimate decision for the United Kingdom to leave the European Union (BREXIT).

Recent market conditions and performance further reinforce that we believe gold has a place in investors’ portfolios. The Fund continues to endeavor to execute its strategy consistently, regardless of the market environment or perceived outlook for gold. As always, the advisor and sub-advisor reiterate the value of gold in portfolios as a diversifier given its historically low correlation to most other asset classes.

The Gold Bullion Strategy Portfolio seeks returns that reflect the daily performance of the price of gold bullion and, as such, is a vehicle for investors to capture potential returns resulting from those movements. To meet its goal, the Fund utilizes gold bullion-related futures contracts and exchange-traded funds (ETFs). Additionally, in an effort to reflect the daily performance of the price of gold bullion net of fees, the Fund invests in investment-grade fixed income corporate notes and bonds, with an objective of generating interest income to partially offset those fees.

We encourage our investors to maintain a long-term perspective as the market reacts to inevitable challenges and opportunities. As an asset class, gold historically has been uncorrelated with other asset classes and tended to provide a valuable hedge to investor portfolios in times of market volatility or economic and geopolitical uncertainty. We thank you for your confidence in The Gold Bullion Strategy Portfolio and its potential to help you achieve your financial goals.

Best regards,

Jerry Wagner	Catherine Ayers-Rigsby

Flexible Plan Investments, Ltd.	Advisors Preferred

The Gold Bullion Strategy Fund
Portfolio Review (Unaudited)
June 30, 2016

The Fund’s performance figures* for the periods ended June 30, 2016, as compared to its benchmarks:

				Annualized
			Since Inception	Since Inception
	Six Months	One Year	April 19, 2016	July 9, 2013
The Gold Bullion Strategy Fund - Investor Class	25.41%	12.54%	N/A	1.01%
The Gold Bullion Strategy Fund - Advisor Class	N/A	N/A	5.71%	N/A
S&P 500 Total Return Index **^	3.84%	3.99%	0.36%	10.94%
S&P GSCI Gold Index***	24.34%	12.25%	5.14%	2.09%
NYSE Arca Gold BUGS Index ****^	121.80%	64.46%	5.68%	4.86%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s Investor and Advisor Class total fund operating expense ratio, as provided in the Fund’s prospectus dated May 1, 2016, was 1.62% and 2.22%, respectively. For performance information current to the most recent month-end, please call 1-855-650-7453.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

***	The S&P GSCI Gold Index, a sub-index of the S&P GSCI, provides investors with a reliable and publicly available benchmark tracking the COMEX gold future. The index is designed to be tradable, readily accessible to market participants, and cost efficient to implement. Investors cannot directly invest in an index.

****	The NYSE Arca Gold Bugs (Basket of Unhedged Gold Stocks) Index (HUI) is a modified equal dollar weight index of companies involved in gold mining. Investors cannot directly invest in an index.

^	The Fund has replaced the NYSE Arca Gold BUGS Index with the S&P 500 Total Return Index as the Fund’s primary benchmark to conform to industry practice for gold-related funds and because it believes the stocks of the constituent companies in the old benchmark were too highly-leveraged in relation to the price of gold to provide a meaningful comparison to the Fund.

The Fund holding by types of investments as of June 30, 2016 are as follows:

Holdings by type of Investment: *	% of Net Assets
Exchange Traded Funds:
Debt Funds	56.7%
Commodity Fund	1.0%
Certificates of Deposit	14.7%
Bonds & Notes	14.3%
Short-Term Investments	6.9%
Other Assets Less Liabilities	6.4%
100.0%

*	The Holdings by type of Investment detailed does not include derivative exposure.

Please refer to the Consolidated Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

The Gold Bullion Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2016

Principal
Amount ($)		Interest Rate	Maturity	Value
	BONDS & NOTES - 14.3%
	AUTO MANUFACTURERS - 0.6%
250,000	Ford Motor Credit Co. LLC	2.3750%	3/12/2019	$253,507

	BANKS - 2.5%
125,000	Citigroup, Inc.	1.8500	11/24/2017	125,689
125,000	Comerica Bank	5.7500	11/21/2016	127,009
156,000	Credit Suisse AG	6.0000	2/15/2018	164,811
150,000	Deutsche Bank AG	1.3500	5/30/2017	149,164
150,000	Fifth Third Bancorp	4.5000	6/1/2018	157,881
125,000	Goldman Sachs Group, Inc.	5.6250	1/15/2017	127,755
125,000	JPMorgan Chase & Co.	6.1250	6/27/2017	130,739
				983,048
	BEVERAGES - 0.3%
125,000	Coca-Cola Femsa SAB de CV	2.3750	11/26/2018	127,404

	BIOTECHNOLOGY - 0.4%
150,000	Celgene Corp.	2.3000	8/15/2018	152,752

	COMMERCIAL SERVICES - 0.8%
150,000	Catholic Health Initiatives	1.6000	11/1/2017	150,610
150,000	Western Union Co.	2.8750	12/10/2017	152,520
				303,130
	ELECTRONICS - 0.6%
250,000	Tyco Electronics Group SA	2.3750	12/17/2018	253,701

	FOOD - 0.6%
250,000	Sysco Corp.	1.9000	4/1/2019	253,006

	HEALTHCARE-PRODUCTS - 1.0%
150,000	Becton Dickinson and Co.	1.8000	12/15/2017	151,226
250,000	Thermo Fisher Scientific, Inc.	2.4000	2/1/2019	254,348
				405,574
	HEALTHCARE-SERVICES - 0.3%
125,000	Laboratory Corp of America Holdings	2.5000	11/1/2018	126,978

	HOME FURNISHINGS - 0.4%
150,000	Whirlpool Corp.	7.7500	7/15/2016	150,263

	INTERNET - 0.3%
125,000	eBay, Inc.	1.3500	7/15/2017	125,239

	LODGING - 1.0%
250,000	Marriott International, Inc.	3.0000	3/1/2019	257,998
125,000	Starwood Hotels & Resorts Worldwide, Inc.	6.7500	5/15/2018	136,358
				394,356
	MACHINERY-DIVERSIFIED - 0.3%
125,000	Roper Technologies, Inc.	2.0500	10/1/2018	126,423

	MEDIA - 0.7%
125,000	Time Warner Cable, Inc.	5.8500	5/1/2017	129,397
125,000	Viacom, Inc.	2.5000	9/1/2018	126,737
				256,134

See accompanying notes to consolidated financial statements.

The Gold Bullion Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

Principal
Amount ($)		Interest Rate	Maturity	Value
	MISCELLANEOUS MANUFACTURING - 0.7%
250,000	Ingersoll-Rand Global Holding Co., Ltd.	2.8750%	1/15/2019	$258,901

	OIL & GAS - 0.3%
125,000	Murphy Oil Corp.	2.5000	12/1/2017	124,633

	OIL & GAS SERVICES - 0.4%
150,000	Cameron International Corp.	1.1500	12/15/2016	150,261

	PHARMACEUTICALS - 0.6%
250,000	Express Scripts Holding Co.	2.2500	6/15/2019	254,064

	RETAIL - 0.3%
125,000	Staples, Inc.	2.7500	1/12/2018	125,548

	SEMICONDUCTORS - 0.6%
250,000	Xilinx, Inc.	2.1250	3/15/2019	253,266

	TELECOMMUNICATIONS - 1.0%
150,000	AT&T, Inc.	1.7000	6/1/2017	150,616
250,000	Verizon Communications, Inc.	2.0000	6/17/2019	259,010
				409,626
	TOYS / GAMES / HOBBIES - 0.6%
250,000	Mattel, Inc.	2.3500	5/6/2019	253,950

	TOTAL BONDS & NOTES (Cost - $5,714,136)			5,741,764

	CERTIFICATES OF DEPOSITS - 14.7%
	AUTO MANUFACTURERING - 0.3%
125,000	BMW Bank of North America	1.2500	3/12/2018	125,962

	BANKS - 13.8%
125,000	Ally Bank	0.9000	8/22/2016	125,070
125,000	Ally Bank	1.2500	2/26/2018	125,951
125,000	Ally Bank	1.7000	10/1/2018	126,762
150,000	American Express Bank FSB	1.7000	7/16/2018	151,442
125,000	American Express Centurion Bank	1.2500	4/30/2018	125,705
125,000	American Express Centurion Bank	1.3500	5/21/2018	125,607
125,000	American Express Centurion Bank	1.5500	6/18/2018	125,592
125,000	Berkshire Bank/Pittsfield MA	0.6500	9/30/2016	125,044
150,000	Capital One NA/Mclean VA	1.7500	8/27/2018	152,117
125,000	CIT Bank	1.5500	10/2/2017	126,191
125,000	Comenity Capital Bank	1.7500	8/10/2018	126,728
125,000	Community & Southern Bank	0.6000	10/14/2016	125,072
125,000	Compass Bank	0.8500	1/17/2017	125,118
125,000	Discover Bank/Greenwood DE	1.6000	2/15/2017	125,774
125,000	Discover Bank/Greenwood DE	1.3500	9/5/2017	125,441
125,000	EagleBank	0.8500	2/21/2017	125,269
250,000	EnerBank USA	1.1500	5/28/2019	250,000
125,000	EverBank	0.8000	4/13/2017	125,315
125,000	First Business Bank/Madison WI	1.1500	4/2/2018	125,428
125,000	First Niagara Bank NA	0.9000	3/13/2017	125,271
125,000	FirstBank Puerto Rico	1.7500	8/31/2018	126,744
125,000	GE Capital Bank/United States	1.7500	8/3/2017	126,300
250,000	Goldman Sachs Bank USA/New York NY	1.7500	1/14/2019	254,884

See accompanying notes to consolidated financial statements.

The Gold Bullion Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

Principal
Amount ($)		Interest Rate	Maturity	Value
	BANKS (Continued) - 13.8%
125,000	Goldman Sachs Bank USA/New York NY	0.7000%	9/6/2016	$125,047
125,000	Goldman Sachs Bank USA/New York NY	0.9500	3/6/2017	125,299
125,000	Iberiabank	1.0000	10/16/2017	125,543
125,000	JPMorgan Chase Bank NA	1.3000	3/13/2018	125,216
250,000	Mercantil Commercebank NA	1.6000	12/28/2018	250,000
250,000	Oriental Bank	1.7500	12/17/2018	251,208
125,000	Paragon Commercial Bank	0.5000	7/5/2016	125,000
125,000	Sallie Mae Bank	1.7000	8/22/2017	126,426
126,000	State Bank of India/Chicago IL	2.0000	8/12/2016	126,196
125,000	Synchrony Bank	1.8000	7/27/2017	126,351
125,000	Synovus Bank/Columbus GA	0.8000	4/10/2017	125,317
125,000	Transportation Alliance Bank, Inc.	0.6000	10/7/2016	125,031
125,000	WebBank	1.0000	9/27/2017	125,141
250,000	Wells Fargo Bank NA	1.2500	4/22/2019	251,784
200,000	World’s Foremost Bank	1.6000	6/25/2018	200,983
				5,531,367
	DIVERSIFIED FINANCIAL SERVICES - 0.6%
125,000	Capital One Bank USA NA	1.3500	1/2/2018	125,699
125,000	Capital One Bank USA NA	1.6000	7/2/2018	125,955
				251,654

	TOTAL CERTIFICATES OF DEPOSITS (Cost - $5,880,123)			5,908,983

Shares
	EXCHANGE TRADED FUNDS - 57.7%
	COMMODITY FUND - 1.0%
3,277	SPDR Gold Shares (a) *			414,606

	DEBT FUNDS - 56.7%
59,900	Guggenheim BulletShares 2016 Corporate Bond ETF			1,320,256
58,000	Guggenheim BulletShares 2017 Corporate Bond ETF			1,320,660
61,700	Guggenheim BulletShares 2018 Corporate Bond ETF			1,318,529
61,700	Guggenheim BulletShares 2019 Corporate Bond ETF			1,322,231
26,200	Guggenheim Enhanced Short Duration ETF *			1,310,301
12,700	iShares 1-3 Year Credit Bond ETF			1,347,343
26,900	iShares Floating Rate Bond ETF			1,361,678
12,500	iShares Short Maturity Bond ETF			627,125
12,400	iShares Short-Term National Muni Bond ETF			1,318,617
13,400	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund			1,355,678
26,300	PIMCO Short Term Municipal Bond Active Exchange-Traded Fund			1,327,887
43,300	SPDR Barclays Investment Grade Floating Rate ETF			1,318,918
42,700	SPDR Barclays Short Term Corporate Bond ETF			1,314,306
26,650	SPDR Nuveen Barclays Short Term Municipal Bond ETF			1,307,982
21,100	SPDR SSgA Ultra Short Term Bond ETF			844,412
74,100	VanEck Vectors AMT-Free Short Municipal Index ETF			1,313,793
51,900	VanEck Vectors Short High-Yield Municipal Index ETF			1,320,855
16,500	Vanguard Short-Term Bond ETF			1,337,490
				22,688,061

	TOTAL EXCHANGE TRADED FUNDS (Cost - $22,985,210)			23,102,667

See accompanying notes to consolidated financial statements.

The Gold Bullion Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

Shares		Value
	SHORT-TERM INVESTMENTS - 6.9%
	MONEY MARKET FUNDS - 6.9%
200,055	Fidelity Institutional Money Market Funds - Government Portfolio - Class I 0.25% (b)	$200,055
2,552,844	STIT - Liquid Assets Portfolio - Institutional 0.42% (a,b)	2,552,844
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,752,899)	2,752,899

	TOTAL INVESTMENTS - 93.6% (Cost - $37,332,368) (c)	$37,506,313
	OTHER ASSETS LESS LIABILITIES - 6.4%	2,551,414
	NET ASSETS - 100.0%	$40,057,727

REIT - Real Estate Investment Trust

*	Non-Income producing investment.

(a)	All or part of this instrument is a holding of GBSF Fund Limited.

(b)	Money market fund; interest rate reflects seven-day effective yield on June 30, 2016.

(c)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding the value of futures) is $37,471,064 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$182,159
Unrealized Depreciation:	(146,910)
Net Unrealized Appreciation:	$35,249

	FUTURES CONTRACT
	OPEN LONG FUTURES CONTRACT

				Notional Value at
Number of				June 30,	Unrealized
Contracts	Issue	Exchange	Expiration	2016	Appreciation
39	Gold 100oz Future (a)	NY Comex	August-16	$2,184,353	$2,986,657

See accompanying notes to consolidated financial statements.

The Gold Bullion Strategy Fund
Consolidated Statement Of Assets and Liabilities (Unaudited)
June 30, 2016

ASSETS
Investment securities:
At cost	$37,332,368
At value	$37,506,313
Unrealized appreciation on futures contracts	2,986,657
Deposit with brokers for futures contracts	1,073,755
Receivables:
For securities sold	333,500
For Fund shares sold	45,388
Interest and Dividends	56,070
Prepaid expenses and other assets	17,390
TOTAL ASSETS	42,019,073

LIABILITIES
Payables:
For fund shares redeemed	1,258,329
For investments purchased	630,437
For investment advisory fees	23,356
For shareholder servicing expense	41,417
For distribution (12b-1) fees	7,807
TOTAL LIABILITIES	1,961,346
NET ASSETS	$40,057,727

NET ASSETS CONSIST OF:
Capital Stock	33,145,339
Accumulated net investment loss	(78,609)
Accumulated net realizedgain from investments and futures	3,428,495
Net unrealized appreciation on investments	3,562,502
NET ASSETS	$40,057,727

NET ASSET VALUE PER SHARE:
Investor Class Shares:
Net Assets	$40,035,499
Shares of beneficial interest outstanding (No par value, unlimited shares of beneficial interest authorized)	1,554,457
Net asset value (Net Assets ÷ Shares Outstanding) and offering price	$25.76

Advisor Class Shares:
Net Assets	$22,228
Shares of beneficial interest outstanding [No par value, unlimited shares of beneficial interest authorized]	864
Net asset value (Net Assets ÷ Shares Outstanding) and offering price	$25.73

See accompanying notes to consolidated financial statements.

The Gold Bullion Strategy Fund
Consolidated Statement of Operations (Unaudited)
For the Six Months Ended June 30, 2015

INVESTMENT INCOME
Dividends (Net of foreign withholdings of $48)	$107,587
Interest	80,809
TOTAL INVESTMENT INCOME	188,396

EXPENSES
Investment advisory fees	138,493
Administrative services fees	54,632
Distribution (12b-1) fees Investor Class	46,157
Distribution (12b-1) fees Advisor Class	29
Shareholder servicing expense	27,694
TOTAL EXPENSES	267,005

NET INVESTMENT LOSS	(78,609)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES:
Net realized gain from:
Investments	44,907
Futures	4,367,412
4,412,319
Net change in unrealized appreciation:
Investments	302,716
Futures	3,388,451
3,691,167

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES	8,103,486

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,024,877

See accompanying notes to consolidated financial statements.

The Gold Bullion Strategy Fund
Consolidated Statements of Changes in Net Assets

	For the	For the
	Six Months Ended	Year Ended
	June 30, 2016	December 31, 2015
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(78,609)	$(227,587)
Net realized gain (loss) from investments and futures	4,412,319	(7,310,486)
Net change in unrealized appreciation on investments and futures	3,691,167	328,846
Net increase (decrease) in net assets resulting from operations	8,024,877	(7,209,227)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Investor Class	31,049,430	170,552,978
Advisor Class	24,235	—
Redemption fee proceeds (see note 6)
Investor Class	—	1,480
Payments for shares redeemed
Investor Class	(35,526,072)	(161,966,002)
Advisor Class	(2,779)	—
Total increase (decrease) in net assets from share of beneficial interest	(4,455,186)	8,588,456

TOTAL INCREASE IN NET ASSETS	3,569,691	1,379,229

NET ASSETS
Beginning of year/period	36,488,036	35,108,807
End of year/period^	$40,057,727	$36,488,036
^ Includes accumulated net investment loss	$(78,609)	$—

SHARE ACTIVITY
Investor Class:
Shares sold	3,857,689	7,264,694
Shares redeemed	(4,080,098)	(6,992,586)
Net increase (decrease) in shares of beneficial interest outstanding	(222,409)	272,108

Advisor Class:
Shares sold	977	—
Shares redeemed	(113)	—
Net increase in shares of beneficial interest outstanding	864	—

See accompanying notes to consolidated financial statements.

The Gold Bullion Strategy Fund
Consolidated Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Year or Period

	Investor Class

						For the
	For Six Months Ended		For the Year Ended	For the Year Ended		Period Ended
	June 30, 2016		December 31, 2015	December 31, 2014		December 31, 2013 (a)
	(Unaudited)
Net asset value, beginning of period/year	$20.54		$23.33	$24.24		$25.00
Activity from investment operations:
Net investment loss (b)	(0.05)		(0.12)	(0.13)		(0.10)
Net realized and unrealized loss on investments	5.27		(2.67)	(0.79)		(0.68)
Total from investment operations	5.22		(2.79)	(0.92)		(0.78)
Less distributions from:
Net realized gains	—		—	(0.00	) (c)	—
Paid-in-Capital From Redemption Fees	—	(c)	0.00 (c)	0.01		0.02
Net asset value, end of period/year	$25.76		$20.54	$23.33		$24.24
Total return (d)	25.41	% (e)	(11.96)%	(3.75)%		(3.04	)% (e)
Net assets, at end of period/year (000s)	$40,035		$36,488	$35,109		$12,277
Ratio of net expenses to average net assets (f)	1.44	% (g)	1.45%	1.45%		1.46	% (g)
Ratio of net investment loss to average net assets (f,h)	(0.43	)% (g)	(0.53)%	(0.53)%		(0.77	)% (g)
Portfolio Turnover Rate	97	% (e)	319%	559%		133	% (e)

(a)	The Fund commenced operations on July 9, 2013.

(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(c)	Less than $0.01 per share.

(d)	Total returns assumes reinvestment of all distributions.

(e)	Not Annualized.

(f)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(g)	Annualized.

(h)	Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to consolidated financial statements.

The Gold Bullion Strategy Fund
Consolidated Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Advisor Class

	For Period Ended
	June 30, 2016 (a)
	(Unaudited)
Net asset value, beginning of period	$24.34
Activity from investment operations:
Net investment loss (b)	(0.05)
Net realized and unrealized loss on investments	1.44
Total from investment operations	1.39
Net asset value, end of period	$25.73
Total return (d)	5.71	% (e)
Net assets, at end of period (000s)	$22.23
Ratio of net expenses to average net assets (f)	2.04	% (g)
Ratio of net investment loss to average net assets (f,h)	(1.11	)% (g)
Portfolio Turnover Rate	97	% (e)

(a)	The Advisor Class commenced operations on April 19, 2016.

(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(c)	Less than $0.01 per share.

(d)	Total returns assumes reinvestment of all distributions.

(e)	Not Annualized.

(f)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(g)	Annualized.

(h)	Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to consolidated financial statements.

The Gold Bullion Strategy Fund
Notes to Consolidated Financial Statements (Unaudited)
June 30, 2016

1.	ORGANIZATION

The Gold Bullion Strategy Fund (the “Fund”) is a non-diversified series of Advisors Preferred Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 15, 2012 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund seeks returns that reflect the performance of the price of Gold bullion. The Fund currently offers two classes of shares, Investor and Advisor classes of shares each of which are offered at Net Asset Value (“NAV”).

The Funds Investor class commenced operations on July 9, 2013 and the Advisor Class commenced operations on April 19, 2016. The Fund may issue an unlimited number of shares of beneficial interest, in one or more share classes. Generally, all shares of the Fund have equal rights and privileges, except for class-specific features, rights and expenses. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Effective July 1, 2015, the Fund calculates its daily NAV per share at the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the NYSE is open. Prior to July 1, 2015, the Fund calculated its daily NAV per share at 1:30 p.m. Eastern Time on each day that the NYSE was open. As a result of calculating the Fund’s NAV per share as of the NYSE Close, Fund securities are valued each day at the last quoted sales price on each security’s primary exchange, and securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations were readily available and not subject to restrictions against resale will be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean of the current bid and ask on the primary exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ price. Prior to July 1, 2015, Fund securities were valued each day at the last quoted sales price on each security’s primary exchange as of 1:30 p.m. Eastern Time, and securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations were readily available and not subject to restrictions against resale were valued at the last quoted sales price on the primary exchange as of 1:30 p.m. Eastern Time or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange as of 1:30 p.m. Eastern Time. Futures and options on futures are valued at the final settled price or, in the absence of a settled price, at the last bid price on the day of valuation. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost.

GBSF Fund Limited (“GBSF Ltd.”) is a wholly-owned and controlled foreign subsidiary of the Fund that can invest in Gold-bullion related exchange traded funds (“ETFs”), exchange traded notes (“ETNs”), physical gold bullion and derivatives. Valuation procedures for securities held as of June 30, 2016 are disclosed within the “Securities Valuation” footnote. See “Consolidation of Subsidiaries” for additional information.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair value as determined using the “fair value” procedures

The Gold Bullion Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
June 30, 2016

approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

The Gold Bullion Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
June 30, 2016

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of June 30, 2016 for the Fund’s investments measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Investments
Bonds & Notes	$—	$5,741,764	$—	$5,741,764
Certificates of Deposit	—	5,908,983	—	5,908,983
Exchange Traded Funds	23,102,667	—	—	23,102,667
Money Market Fund	2,752,899	—	—	2,752,899
Derivatives
Futures Contract	2,986,657	—	—	2,986,657
Total Investments:	28,842,223	11,650,747	—	40,492,970

*	Refer to the Consolidated Portfolio of Investments for industry classifications.

The Fund did not hold any Level 3 securities during the current period.

There were no transfers into or out of Level 1 or Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Consolidation of Subsidiaries – The consolidated financial statements of the Fund include the accounts of GBSF Ltd., a wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. The Fund may invest up to 25% of its total assets in GBSF Ltd., which acts as an investment vehicle in order to affect certain investments consistent with the Fund’s investment objectives and policies. The subsidiary commenced operations on July 9, 2013 and is an exempted Cayman Islands company with limited liability.

A summary of the Fund’s investment in GBSF Ltd. is as follows:

	Inception Date of	GBSF Ltd. Net Assets	% Of Net Assets at
	GBSF Ltd.	at June 30, 2016	June 30, 2016
GBSF Ltd.	7/09/2013	$7,004,311	17.5%

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Gold Bullion Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
June 30, 2016

Principal Investment Risk – As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its direct investments as well as indirectly through investments in Underlying Funds and the subsidiary (GBSF Ltd.).

General Market Risk. The risk that the value of the Fund’s shares will fluctuate based on the performance of the portfolio’s investments and other factors affecting the commodities and/or securities market generally.

Exchange Traded Funds – The Fund may invest in exchange traded funds. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Mutual Fund and ETN Risk: Mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Fund. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Futures Contracts – The Fund is subject to commodity risk in the normal course of pursuing its investment objective. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Deposits with Brokers for Futures Contracts at June 30, 2015 represent partially restricted deposits of $1,073,755 to meet margin and other broker regulatory requirements, and excess funds not required for margin.

During the normal course of business, the Fund purchases and sells various financial instruments, which may result in risks, the amount of which is not apparent from the consolidated financial statements.

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Assets and Liabilities as of June 30, 2016:

Derivative Investment Type	Location on the Consolidated Statement of Assets and Liabilities
Futures Contracts	Net unrealized appreciation on futures contracts

The Gold Bullion Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
June 30, 2016

At June 30, 2016, the fair value of the derivative instruments was as follows:

Asset Derivatives

Derivative Investment Type	Commodity Risk	June 30, 2016
Futures	$2,986,657	$2,986,657

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Operations for the six months ended June 30, 2016:

Derivative Investment Type	Location of Gain/Loss on Derivative
Commodities Contracts	Net realized gain from futures
Net change in unrealized appreciation on futures

The following is a summary of the Fund’s realized gain (loss) and unrealized appreciation (depreciation) on derivative investments recognized in the Consolidated Statement of Operations categorized by primary risk exposure for the six months ended June 30, 2016:

Realized gain on derivatives recognized in the Consolidated Statement of Operations
		Total for the
		Six Months Ended
Derivative Investment Type	Commodity Risk	June 30, 2016
Futures	$4,367,412	$4,367,412

Changes in unrealized appreciation on derivatives recognized in the Consolidated Statement of Operations
		Total for the
		Six Months Ended
Derivative Investment Type	Commodity Risk	June 30, 2016
Futures	$3,388,451	$3,388,451

The derivative instruments outstanding as of June 30, 2016 as disclosed in the Notes to Consolidated Financial Statements and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed in the Consolidated Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Derivatives Risk: Futures are subject to inherent leverage that may magnify Fund losses. These derivatives may not provide an effective substitute for Gold bullion because changes in derivative prices may not track those of the underlying Gold bullion. Also, over-the-counter forwards are subject to counterparty default risk.

Gold Risk: The price of Gold may be volatile and Gold bullion-related ETFs, ETNs and derivatives may be highly sensitive to the price of Gold. The price of Gold bullion can be significantly affected by international monetary and political developments such as currency devaluation or revaluation, central bank movements, economic and social conditions within a country, transactional or trade imbalances, or trade or currency restrictions between countries. Physical Gold bullion has sales commission, storage, insurance and auditing expenses.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

The Gold Bullion Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
June 30, 2016

Federal Income Tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

For tax purposes, GBSF Ltd. is an exempted Cayman Islands investment company. GBSF Ltd. has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, GBSF Ltd. is a Controlled Foreign Corporation and as such is not subject to U.S. income tax. However, a portion of GBSF Ltd.’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended June 30, 2016, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $34,756,543 and $30,478,062, respectively.

4.	OFFSETTING OF FINANCIAL ASSETS AND DERIVATIVE ASSETS

The Fund’s policy is to recognize a net asset or liability equal to the unrealized gain or loss on futures contracts. During the six months ended June 30, 2016, the Fund was not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at June 30, 2016.

Gross Amounts Not Offset in the
Consolidated Statement of Assets
Assets:				& Liabilities
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented in
		Consolidated	the Consolidated
	Gross Amounts of	Statement of Assets	Statement of Assets	Financial	Cash Collateral
Description	Recognized Assets	& Liabilities	& Liabilities	Instruments	Pledged (1)	Net Amount
Futures Contract	$2,986,657	$—	$2,986,657	$—	$—	$2,986,657

(1)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

The Fund uses derivative instruments as part of its principal investment strategy to achieve its investment objective. For additional discussion on the risks associated with the derivative instruments, see Note 2. As of June 30, 2016, The Gold Bullion Strategy Fund invested in futures contracts.

The Gold Bullion Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
June 30, 2016

5.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

Advisors Preferred LLC (“Advisor”), serves as investment adviser to the Fund. The Advisor has engaged Flexible Plan Investments, Ltd. (the “Sub-Advisor”) to serve as the sub-advisor to the Fund.

Pursuant to an advisory agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor, computed and accrued daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets. Pursuant to the advisory agreement, the Advisor earned $138,493 in advisory fees for the six months ended June 30, 2016.

Gemini Fund Services, LLC (“GFS”), provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agent services to the Fund. Under the terms of the Fund’s agreement with GFS, GFS pays for certain operating expenses of the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

In addition, certain affiliates of GFS provide services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. These expenses are the responsibility of GFS.

Blu Giant, LLC (“Blu Giant”), formally Gemcom, LLC, Blu Giant, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. These expenses are the responsibility of GFS.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Investor and Advisor Class at an annual rate of 0.25% and 1.00%, respectively, of their average daily net assets and is paid to Ceros Financial Services, Inc. (the “Distributor”), an affiliate of the Advisor, to provide compensation for ongoing shareholder servicing and distribution-related activities or services and-or maintenance of accounts, not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. For the six months ended June 30, 2016, pursuant to the Plan, Investor and Advisor Class shares paid $46,157 and $29, respectively.

The Board has adopted a Shareholder Servicing Plan (the “Servicing Plan”) on the Investor Class. The Servicing Plan provides that a monthly service fee is calculated by the Fund at an annual rate of up to 0.15% (currently set at 0.15%), of its average daily net assets of the Investor Class and is paid to Ceros Financial Services (“Ceros”) to provide compensation for ongoing shareholder servicing and distribution-related activities or service and/or maintenance accounts, not otherwise required to be provided by the Advisor. Ceros is an affiliate of the Advisor. For the six months ended June 30, 2016, Investor class shares paid $27,694.

Each Trustee who is not an “interested person” of the Trust or Advisor was compensated at a rate of $20,000 per year, as well as reimbursement for any reasonable expenses incurred attending the meetings, paid quarterly. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust. Interested Trustees of the Trust are also officers or employees of the Advisor and its affiliates.

During the year ended June 30, 2016, Ceros, a registered broker/dealer, executed trades on behalf of the Fund and received $12,720 in trade commissions.

The Gold Bullion Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
June 30, 2016

6.	TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the year ended December 31, 2014 was as follows:

Fiscal Period Ended
December 31, 2014
Ordinary Income	$—
Long-Term Capital Gain	3,714
$3,714

There were no distributions for fiscal year ended December 31, 2015.

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$(37,073)	$(808,055)	$—	$(267,361)	$(1,112,489)

The difference between book basis and tax basis unrealized depreciation and accumulated net realized losses from investments is primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $37,073.

At December 31, 2015, the Fund had capital loss carryforwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total
$806,400	$1,655	$808,055

Permanent book and tax differences, primarily attributable to the reclass of net operating losses, and the Fund’s holding in GBSF Ltd, resulted in reclassification for the year ended December 31, 2015 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized	Unrealized
Capital	Income (Loss)	Gains (Loss)	Gains (Loss)
$(6,814,131)	$227,587	$6,930,758	$(344,214)

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund pursuant to Section 2(a)(9) of the 1940 Act. As of June 30, 2016, Trust Company of America held approximately 99.9% of the Investor class shares for the benefit of its customers.

The Gold Bullion Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
June 30, 2016

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Consolidated Statement of Assets and Liabilities have been evaluated through the date the consolidated financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

The Gold Bullion Strategy Fund
Supplemental Information (Unaudited)
June 30, 2016

Approval of Advisory and Sub-Advisory Agreement – The Gold Bullion Strategy Fund

At a meeting held on May 12 and 13, 2016, (the “Meeting”), the Board of Trustees (the “Board”) of Advisors Preferred Trust (the “Trust”), including a majority of Trustees who are not “interested persons” (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the approval of the investment advisory agreement (the “Advisory Agreement”) between Advisors Preferred, LLC (the “Adviser”) and the Trust, on behalf of The Gold Bullion Strategy Fund (the “Fund”), and the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Flexible Plan Investments, Ltd. (“the Sub-Adviser”).

In connection with the Board’s consideration of the Advisory Agreement and Sub-Advisory Agreement, the Adviser and Sub-Adviser provided the Board in advance of the Meeting with written materials, which included information regarding: the nature, extent and quality of the services provided by the Adviser and Sub-Adviser to the Fund; the investment performance of the Fund and the Sub-Adviser; the costs of the services to be provided to the Fund; the extent to which economies of scale benefit shareholders; and the profits to be realized by the Adviser and Sub-Adviser and any affiliates from the relationship with the Fund.

In its consideration of the approval of the Advisory Agreement and Sub-Advisory Agreement, the Trustees did not identify any single factor as controlling. Matters considered by the Trustees in connection with their approval of the Advisory Agreement and Sub-Advisory Agreement included the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by the Adviser and the materials provided by the Sub-Adviser relating to the Advisory Agreement between the Trust and the Adviser and the Sub-Advisory Agreement between the Adviser and the Sub-Adviser, respectively. With respect to the nature, extent and quality of services provided, the Board reviewed the Adviser’s and Sub-Adviser’s Forms ADV, a description of the manner in which investment decisions are made for the Fund by the Sub-Adviser, a description of the services provided by the Adviser and those services provided by the Sub-Adviser, a review of the experience of professional personnel performing services for the Fund, including the team of individuals that primarily monitor and execute the investment and administration process, and a certification from each of the Adviser and Sub-Adviser certifying that each has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b) and that each of the Adviser and Sub-Adviser has adopted procedures reasonably necessary to prevent Access Persons from violating such Codes of Ethics.

In reaching their conclusions, the Trustees considered that the Adviser delegates day-to-day investment decisions of the Fund to the Sub-Adviser and that the Adviser generally provides management and operational oversight of the Sub-Adviser. With respect to the Adviser, the Board considered the various services rendered by the Adviser to the Fund, whereby the Adviser maintains and monitors a continuous investment program for the Fund, under which the Adviser is responsible for the selection and oversight of the various service providers to the Fund, the monitoring of the

The Gold Bullion Strategy Fund
Supplemental Information (Unaudited)(Continued)
June 30, 2016

performance of the assets managed by the Sub-Adviser, trading and order management, proxy voting, regulatory reporting, and other back office and administrative functions. The Board considered that an affiliate of the Adviser also serves as the Trust’s principal underwriter. The Board considered the quality of these services, and noted that there have been no material compliance exceptions reported to the Board, nor any other operational issues of a material nature. The Board concluded that the practices of the Adviser were adequate and further concluded that the Adviser had sufficient quality and depth of personnel, resources, and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services provided by the Adviser to the Fund were satisfactory and reliable.

With respect to the Sub-Adviser, the Board considered the experience and performance of the Sub-Adviser’s portfolio management team, research staff, and compliance program. The Board considered that the Sub-Adviser employs a continuous investment program on behalf of the Fund and also uses the Fund as part of investment strategies and portfolios it offers to its clients as part of a wrap fee advisory arrangement or to other clients via separate accounts, as well as to the public. The Board also considered the Sub-Adviser’s practices with respect to monitoring compliance for the Fund and found that the Sub-Adviser has devoted appropriate resources to compliance. The Board considered the overall sophistication employed by the Sub-Adviser in designing and executing the investment strategies of the Fund as well taking into account that the Sub-Adviser has taken on additional functions where necessary in order to ensure the Fund is performing appropriately, including the direct trading of fixed income instruments. The Board also considered that the Sub-Adviser has not experienced any material compliance issues and that the level of communication between the Adviser and Sub-Adviser appears to be sufficient, and concluded that the Sub-Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Sub-advisory Agreements and that the nature, overall quality and extent of the management services provided by Sub-Adviser to the Fund were satisfactory and reliable.

Performance. The Trustees considered that the Adviser generally delegates its day-to-day investment decisions to the Sub-Adviser and does not directly manage the investment decisions of the Fund. With respect to the Adviser’s activities, the Board considered that the Adviser oversees the Sub-Adviser in the execution of its investment strategies in various capacities and appears to be carrying out its functions appropriately, including with respect to compliance and trade execution.

With respect to the performance of the Sub-Adviser, the Board considered the performance of the Fund compared to its primary benchmark index for various periods. The Board considered the performance of the Fund, noting that the Fund underperformed the S&P GSCI Gold Index by approximately 1.12% and 1.26% for the one-year and since inception (July 8, 2013) periods ended March 31, 2016, respectively. The Board noted that the S&P GSCI Gold Index is not a broad-based securities index but rather acts as a proxy for the price of gold, and that the Fund is not intended to outperform the S&P GSCI Gold Index but rather deliver returns in line with the price of gold and, by extension, the S&P GSCI Gold Index. The Board considered that the Sub-Adviser identified the source of the Fund’s underperformance relative to

The Gold Bullion Strategy Fund
Supplemental Information (Unaudited)(Continued)
June 30, 2016

the price of gold and has taken corrective action to remedy the Fund’s performance, including the implementation of direct investments in fixed income instruments to alleviate the expenses and volatility associated with the Fund’s previous investments in fixed income ETFs. The Board also noted the Sub-Adviser had recommended a structural change in July 2015 in the timing of the daily valuation of the Fund’s portfolio in an effort to alleviate the tracking error with the price of gold. The Board considered that the Sub-Adviser has taken steps to correct the Fund’s underperformance and expects that the performance of the Fund will correlate more closely to the S&P GSCI Gold Index going forward. The Board took into account the returns generated by the Fund and the actions taken by the Sub-Adviser to address Fund underperformance as compared to the Fund’s selected performance benchmark. Based on the information provided, the Board concluded that the Sub-Adviser was taking active steps to improve Fund performance and that the Sub-Adviser’s overall service to the Fund was satisfactory and that the Sub-Adviser was expected to obtain an acceptable level of investment returns to shareholders.

Fees and Expenses. As to the costs of the services rendered by each of the Adviser and Sub-Adviser, the Trustees considered the level of overall advisory fees charged and operating expenses charged by the Fund. With respect to the Fund, the Board considered that the advisory fee of 0.75% as compared to the Commodity Funds Morningstar category, for funds that were comparable to the size of the Fund, was below the mean of the category.

The Board considered that the Fund’s net expense ratio (Investor Class shares) was also within the range of comparable funds in its category. The Board also considered the allocation of the responsibilities as between the Adviser and Sub-Adviser, noting that the Sub-Adviser is responsible for the management of the Fund’s portfolio and the Adviser provides oversight and support services to the Sub-Adviser as well as trade execution, and reviewed the fees payable to each of the Adviser and Sub-Adviser. The Board considered the allocation of the advisory fee payable to the Fund and the portion retained by the Adviser. The Trustees further noted that the Adviser will only retain between 0.20% and 0.25% of the gross advisory fee for its services to the Fund, with the portion of the management fee retained by the Adviser decreasing as the assets of the Fund, respectively, increase. The Board concluded that the allocation of the advisory fee as between the Adviser and Sub-Adviser and the portion retained by the Adviser was reasonable in relation to the services rendered by the Adviser and Sub-Adviser, respectively, and further concluded that based on the comparison to similarly situated funds, coupled with the Adviser’s experience, expertise, and services provided to the Fund, that the fees to be charged by the Adviser were reasonable and in the best interests of the Fund and its shareholders.

Profitability. The Board also considered the profitability of each of the Adviser and Sub-Adviser, respectively, and whether such profits are reasonable in light of the services provided to the Fund. The Board reviewed financial information and profitability analyses prepared by each of the Adviser and Sub-Adviser for the calendar year ended December 31, 2015 and also for prior annual periods with respect to the Fund. The Board considered that the net profits after both the direct and indirect costs of operating the Fund, in terms of both dollar amount and as a percentage of the advisory fee allocable to each of the Adviser and Sub-Adviser, were not excessive and were generally not profitable at current asset levels. The Board concluded that the

The Gold Bullion Strategy Fund
Supplemental Information (Unaudited)(Continued)
June 30, 2016

Adviser’s and Sub-Adviser’s level of profitability from each of the Adviser’s and Sub-Adviser’s relationship with the Fund were reasonable.

Economies of Scale. The Board considered whether the Adviser and Sub-Adviser had realized economies of scale with respect to their management of the Fund. The Trustees reviewed and considered the profitability analyses and financial information provided by each of the Adviser and Sub-Adviser and also took into account the current assets of the Fund. The Board noted that the Adviser and Sub-Adviser have contractually agreed to compensate the Sub-Adviser on an increasing fee scale as an incentive for the Sub-Adviser to provide services to the Fund and that the structure of the arrangement continues to be appropriate. The Trustees concluded that at current and foreseeable asset levels economies of scale were not presently achievable but would be revisited as assets increase.

Conclusion. Having requested and received such information from each of the Adviser and Sub-Adviser as the Board believed to be reasonably necessary to evaluate the terms of each of the Advisory Agreement and the Sub-Advisory Agreement, respectively, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that approval of the Advisory Agreement and the Sub-Advisory Agreement for an additional one-year period was in the best interests of the Fund and its current and future shareholders. In considering the Advisory Agreement and the Sub-Advisory Agreement, the Trustees did not identify any one factor as all important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances.

The Gold Bullion Strategy Fund
Expense Example (Unaudited)
June 30, 2016

As a shareholder of The Gold Bullion Strategy Fund, you incur two types of costs: (1) transaction costs including redemption fees and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in The Gold Bullion Strategy Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 through June 30, 2016.

Table 1. Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Table 2. Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on The Gold Bullion Strategy Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Table 1
	Annualized	Beginning	Ending	Expenses Paid During
Actual	Expense	Account Value	Account Value	Period *
Expenses	Ratio	1/1/2016	6/30/2016	1/1/2016-6/30/2016
Investor Class	1.44%	$1,000.00	$1,254.10	$8.07
Advisor Class **	2.04%	$1,000.00	$1,057.10	$4.13

Table 2
Hypothetical	Annualized	Beginning	Ending	Expenses Paid During
(5% return before	Expense	Account Value	Account Value	Period *
expenses)	Ratio	1/1/2016	6/30/2016	1/1/2016-6/30/2016
Investor Class	1.44%	$1,000.00	$1,017.70	$7.22
Advisor Class ***	2.04%	$1,000.00	$1,014.72	$10.22

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

**	From April 19, 2016 commencement of Advisor Class to June 30, 2016.

***	Please note that while the Advisor Class commenced operations on April 19, 2016, the hypothetical expenses paid during the period reflect projected activity for the full six month period for the purposes of comparability. This projection assumes that annualized expenses ratios were in effect during the period January 1, 2016 to June 30, 2016.

PRIVACY NOTICE

Rev. Jan. 2013

FACTS	WHAT DOES ADVISORS PREFERRED TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Advisors Preferred Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Advisors Preferred Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Who we are
Who is providing this notice?	Advisors Preferred Trust
What we do
How does Advisors Preferred Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Advisors Preferred Trust collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Advisors Preferred Trust doesn’t jointly market.

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PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-650-QGLD(7453) or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-650-7453.

INVESTMENT ADVISOR
Advisors Preferred LLC
1445 Research Blvd., Suite 530
Rockville, MD 20850

SUB-ADVISOR
Flexible Plan Investments, Ltd.
3883 Telegraph Road, Suite 100
Bloomfield Hills, MI 48302

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Preferred Trust

By (Signature and Title)

/s/ Catherine Ayers-Rigsby

Catherine Ayer-Rigsby, President/Principal Executive Officer

Date 9/8/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Catherine Ayers-Rigsby

Catherine Ayers-Rigsby, President/Principal Executive Officer

Date 9/8/16

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Treasurer/Principal Financial Officer

Date 9/8/16